Segment Information	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 19 – SEGMENT INFORMATION

Based on management’s assessment, LakeShore Group has one operating segment, which is the development, production, marketing and sale of biopharmaceutical products. No operating segments were aggregated to form the reportable operating segment.

The CODM regularly reviews the Consolidated Statements of Operations and Comprehensive Loss and a disaggregation of operating expenses, of which the significant expenses are related to testing and clinical trial fees. Testing and clinical trial fees were RMB93,591,766 for the year ended March 31, 2025. Other items which were reviewed include employee benefits, depreciation and amortization, professional service fees, and other expenses. The amount of other items was RMB499,889,555 for the year ended March 31, 2025. The CODM does not regularly review segment assets to make decisions regarding the allocation of resources, and as such the Company has not included assets at this point.

LakeShore Group’s non-current assets are located in the PRC and other countries, such as Singapore and Philippines. The location of these non-current assets can be aggregated to form the reportable geographical segment.

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
PRC	527,009,381	484,895,385	$67,551,111
Other countries/regions	17,583,961	1,460,716	$203,493

The non-current asset information above is based on the location of the assets and excludes financial instruments and deferred tax assets.